Oberweis Small-Cap Opportunities Fund (Prospectus Summary) | Oberweis Small-Cap Opportunities Fund
OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Investment Objective
The Oberweis Small-Cap Opportunities Fund’s investment objective is to maximize capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investments)
Shareholder Fees	Oberweis Small-Cap Opportunities Fund
Redemption Fee on shares redeemed within 90 calendar days of purchase (as a percentage of amount redeemed)	1.00%
Exchange Fee on shares exchanged within 90 calendar days of purchase (as a percentage of amount exchanged)	1.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Oberweis Small-Cap Opportunities Fund
Management Fees		0.80%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		1.38%
Total Annual Fund Operating Expenses	[1]	2.43%
Fee Waiver or Reimbursement		(0.43%)
Total Annual Fund Operating Expenses After Expense Reimbursement		2.00%
[1]	The Fund's adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of 2% of average daily net assets for the first $25,000,000; plus 1.8% of the next $25,000,000; plus 1.6% of average daily net assets in excess of $50,000,000, excluding any interest, taxes, brokerage commissions and extraordinary expenses. The contractual arrangement continues in force until April 30, 2014. The contractual arrangement may be amended at any time by the mutual written consent of the adviser and the Fund.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Oberweis Small-Cap Opportunities Fund	203	717	1,257	2,734

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of small-cap companies. The Fund’s investment adviser, Oberweis Asset Management, Inc. (“OAM”), considers small-cap companies as those with a market capitalization of less than $5 billion at the time of investment. The Fund invests principally in the common stocks of companies that OAM believes have the potential for significant long-term growth in market value.

The Fund seeks to invest in those companies which OAM considers to have above-average long-term growth potential. OAM selects companies which meet this criteria based on, among other things, fundamental analysis of individual securities, and many of the companies also meet certain of the Oberweis Octagon investment criteria described below. OAM’s fundamental analysis entails an evaluation of an individual company’s future growth prospects. OAM’s evaluation may be based on, among other things, financial statement analysis, stock valuation in relation to OAM’s estimate of future earnings, evaluation of competitive product or service offerings, future research and development pipeline and management interviews.

The “Oberweis Octagon” investment criteria include:

1. Extraordinarily rapid growth in revenue. OAM prefers this to be generated from internal growth as opposed to acquisition of other businesses.

2. Extraordinarily rapid growth in pre-tax income. There should also be rapid growth in earnings per share.

3. There should be a reasonable price/earnings ratio in relation to the company’s underlying growth rate.

4. Products or services that offer the opportunity for substantial future growth. Such growth generally either stems from products in newer, high growth markets or products with the potential to grow market share within an existing market. In the latter case, such products typically grow market share due to competitive advantages over other market offerings. Examples of such advantages include new technologies, patents and niche market positions with high barriers to competitive entry.

5. Favorable recent trends in revenue and earnings growth, ideally showing acceleration.

6. Reasonable price-to-sales ratio based on the company’s underlying growth prospects and profit margins.

7. A review of the company’s financial statements, with particular attention to footnotes, in order to identify unusual items which may indicate future problems.

8. High relative strength in the market, in that the company’s stock has outperformed at least 75% of other stocks in the market over the preceding twelve months.

Principal Risks

The biggest risk is that the Fund’s returns may vary, and you could lose money by investing in the Fund. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund’s share price may also decrease.

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation. Investment in common stocks, particularly in common stocks of small companies with high growth potential, can be volatile. The value of the Fund’s shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the Fund. Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it. There can be no assurance that the Fund’s objective will be met.

Small-sized Company Risk—The Fund is subject to small company risk. Although the Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies. Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at www.oberweisfunds.com or by calling (800) 245-7311.

Annual Total Returns

Best Quarter: Second Quarter 2009 30.40% Worst Quarter: Fourth Quarter 2008 -37.59%

The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or individual retirement account (“IRA”).

Average Annual Total Returns (for the Periods Ended December 31, 2012)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Oberweis Small-Cap Opportunities Fund	Return Before Taxes	8.24%	(1.65%)	7.36%
Oberweis Small-Cap Opportunities Fund After Taxes on Distributions	Return After Taxes on Distributions	8.24%	(2.12%)	7.05%
Oberweis Small-Cap Opportunities Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	5.36%	(1.62%)	6.39%
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	14.59%	3.49%	9.80%
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	9.72%